TAXES (Tables)	12 Months Ended
Sep. 30, 2022
Income Tax Disclosure [Abstract]
SCHEDULE OF INCOME TAX PROVISION

The components of the income tax provision were as follows:

	For the fiscal years ended September 30,
	2022	2021	2020
Current income tax provision
Cayman Island	$-	$-	$-
Malaysia	1,407,449	724,508	14,991
Subtotal		724,508	14,991

Deferred income tax provision
Cayman Island	-	-	-
Malaysia	-	(32,103)	-
Total income tax provision	$1,407,449	$692,405	$14,991

SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION

	For the fiscal years ended September 30,
	2022	2021	2020
Income tax provision computed based on Malaysia unified income tax statutory rate	$1,410,066	$566,514	$(45,639)
Effect of tax exemption due to reduced income tax rate for small and medium sized companies	-	(10,183)	13,311
Permanent difference	401,286	37,329	9,353
Change in valuation allowance	(403,903)	98,745	37,966
Actual income tax provision	$1,407,449	$692,405	$14,991

SCHEDULE OF DEFERRED TAX ASSETS

The Company’s deferred tax assets were comprised of the following:

	As of September 30,
	2022	2021

Deferred tax assets derived from net operating loss carry forwards	$35,174	$137,932
Less: valuation allowance	(35,174)	(137,932)
Deferred tax assets	$-	$-

SCHEDULE OF VALUATION ALLOWANCE
	As of September 30,
	2022	2021

Balance at beginning of the year	$137,932	$40,949
Current period change	(102,758)	96,983
Balance at end of the year	$35,174	$137,932

SCHEDULE OF TAXES PAYABLE	Taxes payable consisted of the following
	September 30, 2022	September 30, 2021
Income tax payable	$1,188,274	$683,862
Service tax payable	215,854	190,972
Total	$1,404,128	$874,834